Note 9 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule Of Long-Term Investments [Table Text Block]
	December 31
	2015	2014
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$2,365	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	49	497
GEM Services, Inc. (“GEM”)	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Verticil Electronics Corp. (“Verticil”)	-	167
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	9,304	14,754
Available-for-sale securities – noncurrent
Etrend Hightech Corp. (“Etrend”)	-	-

	$9,304	$14,754

Unrealized Gain (Loss) on Investments [Table Text Block]
	Years Ended December 31
	2015	2014	2013

Balance at beginning of period	$-	$398	$56
Other comprehensive income before reclassification adjustment	-	74	342

Reclassification adjustment	-	(472)	-

Balance at end of period	$-	$-	$398